Revenues from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2022
Revenues from Contracts with Customers
Schedule of revenues from contracts with customers

	For the year ended December 31,
	2020	2021	2022
Revenues from long-term fleet	502,865	541,738	536,334
Revenues from spot fleet	170,412	266,776	378,439
Revenues from vessel management services	812	1,063	852
Total	674,089	809,577	915,625